FINANCE LEASE (Details Narrative)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Lease
Weighted average interest rate on finance lease liabilities	1.00%	0.99%	0.92%
Weighted average remaining lease term of finance lease	2 years 9 months 29 days	3 years 6 months 25 days	4 years